Average Annual Total Returns - Class P3 Shares - Voya Multi-Manager International Factors Fund	Class P3 1 Yr	Class P3 5 Yrs	Class P3 10 Yrs	Class P3 Since Inception	Class P3 Inception Date	Class P3 After tax on distributions 1 Yr	Class P3 After tax on distributions 5 Yrs	Class P3 After tax on distributions 10 Yrs	Class P3 After tax on distributions Since Inception	Class P3 After tax on distributions with sale 1 Yr	Class P3 After tax on distributions with sale 5 Yrs	Class P3 After tax on distributions with sale 10 Yrs	Class P3 After tax on distributions with sale Since Inception	MSCI EAFE® Index, 1 Yr		MSCI EAFE® Index, 5 Yrs	MSCI EAFE® Index, 10 Yrs	MSCI EAFE® Index, Since Inception		MSCI ACW IndexSM Ex-U.S. 1 Yr		MSCI ACW IndexSM Ex-U.S. 5 Yrs	MSCI ACW IndexSM Ex-U.S. 10 Yrs	MSCI ACW IndexSM Ex-U.S. Since Inception
Total	9.37%			4.40%	Jun. 01, 2018	8.69%			3.25%	5.90%			3.32%	7.82%	[1]	[1]	[1]	5.50%	[1]	10.65%	[1]	[1]	[1]	6.32%	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.